Note Payable From Related Party	12 Months Ended
Jan. 31, 2018
Related Party Transactions [Abstract]
Note Payable from Related Party

NOTE 5 – NOTE PAYABLE FROM RELATED PARTY

As of January 31, 2018 and 2017, the Company received advances totaling $47,134 and $28,534, respectively from related parties, the advances are unsecured, of which $28,534 is non-interest bearing and is due upon demand giving 30 days written notice to the borrower. A balance of $18,600 was received from a related party and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower. The Company has recorded imputed interest of $2,677 and accrued interest of $710 respectively for the year ended January 31, 2018.